UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T FUNDS INVESTMENT TRUST

300 Pacific Coast Highway, Suite 305

Huntington Beach, California 92648

(714) 969-0521

Alexander L. Popof, Treasurer

300 Pacific Coast Highway, Suite 305

Huntington Beach, California 92648

(714) 969-0521

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

A T Fund of Funds

SCHEDULE OF INVESTMENTS

AS OF DECEMBER 31, 2007 (UNAUDITED)

Shares	Security Description	Value
Common Stock - 2.4%
Guernsey - 2.4%
104,099	Tetragon Financial Group, Ltd.	$726,611

Total Common Stock (Cost $1,040,990)		726,611

Units
Portfolio Funds - 103.9%
Grand Cayman Islands - 9.9%
1,672	CRC Global Structured Credit Fund, Ltd.	2,314,492
623	Global Securities Emerging Markets Relative Value Fund Segregated Portfolio A/1	730,989

Total Grand Cayman Islands (Cost $2,485,256)		3,045,481

United States - 94.0%
1,000,000	Brigadier Capital, LP Class S	1,308,184
850,000	Duration Municipal Fund, LP	671,965
14,718	Eidesis Structured Credit Fund, LP	13,658
1,600,000	Elgin Corporate Credit Partners, LP	1,067,331
1,600,000	Endeavour Fund I, LLC	1,793,773
500,000	Good Hill Partners, LP	474,954
750,000	Marathon Structured Finance Fund, LP	914,966
1,850,000	Midway Market Neutral Fund, LLC	2,386,955
1,541,210	MKP Credit II, LP	1,974,337
750,000	Mortgage Opportunity Fund VI, Series A, LP	737,255
3,650,000	New Ellington Credit Partners, LP	2,920,733
3,250,000	New Ellington Partners, LP	3,397,887
1,628,805	Parallel Absolute Return Fund, LP	1,400,862
500,000	Parmenidies Fund, LP	569,091
1,750,000	Pursuit Capital Management Fund I, LP	2,052,593
500,000	Rose Grove Partners I, LP	529,978
1,000,000	Smith Breeden Mortgage Partners, LP	1,243,033
2,050,000	Sorin Fund, LP	2,973,949
2,200,000	Waterfall Eden Fund, LP	2,514,293

Total United States (Cost $26,984,733)		28,945,797

Total investments in Portfolio Funds (Cost $29,469,989)		31,991,278

Total investments (a) - 106.3% (Cost $30,510,979)		$32,717,889
Other assets and liabilities, Net - (6.3)%		(1,928,579)

Total net assets - 100.0%		$30,789,310

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$4,228,054
Gross Unrealized Depreciation	(2,021,144)

Net Unrealized Appreciation (Depreciation)	$2,206,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By:	/s/ Mark G. Torline
Mark G. Torline, Chief Executive Officer

Date: 2/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Torline
Mark G. Torline, Chief Executive Officer

Date: 2/29/08

By:	/s/ Alexander L. Popof
Alexander L. Popof, Chief Financial Officer

Date: 2/29/08